Cash, cash equivalents and restricted cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	$ 183,993,091	$ 501,093,921	$ 139,056,863
Current restricted cash	127,803	72,215	90,222
Cash, cash equivalents and current restricted cash	184,120,894	501,166,136	139,147,085
Non-current restricted cash	735,312	735,312	735,312
Total	$ 184,856,206	$ 501,901,448	$ 139,882,397	$ 453,556,444